REVENUES (Schedule of long-lived assets by geographical location) (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 55,361	$ 52,729
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	39,967	37,790
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 15,394	$ 14,939